Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 73.6	$ 77.0
Other	38.0	34.4
Total	263.6	272.7
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	73.4	77.8
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 78.6	$ 83.5